Vessels Under Construction - Additional Information (Details) $ / vessels in Millions	Dec. 31, 2025 $ / vessels	Jul. 17, 2025 vessel $ / vessels	Nov. 21, 2024 vessel	Aug. 20, 2024 vessel
Property, Plant and Equipment [Abstract]
Number of vessels to build | vessel			2	2
Number of vessels to acquire | vessel		2
Property, Plant and Equipment [Line Items]
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessels	102.9
Ammonia Newbuild Vessels
Property, Plant and Equipment [Line Items]
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessels	87.0	87.0